Property Plant and Equipment Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 1,546.9	$ 1,366.3
Less: Accumulated depreciation	(868.3)	(750.4)
Total property, plant and equipment, net	678.6	615.9
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	55.6	47.2
Building
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	354.1	286.7
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 1,137.2	$ 1,032.4